Revenue from Contracts with Customers - Schedule of Disaggregated Net Revenues (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues:
Net revenues	$ 45,903	$ 46,687	$ 48,423	[1],[2]	$ 46,416	$ 90,292	$ 94,839	[1],[2]	$ 141,526	$ 187,993	$ 215,531	$ 193,146
Sales discount	2,245		3,239	[2]		4,547	6,733	[2]		12,527	15,407	7,938
Weedmaps for Business and other SaaS solutions
Revenues:
Net revenues	13,420		11,286			26,702	22,970			46,730	50,662	42,611
Featured and deal listings
Revenues:
Net revenues	28,415		32,972			56,581	64,875			126,546	149,621	138,480
Subtotal
Revenues:
Net revenues	41,835		44,258			83,283	87,845			173,276	200,283	181,091
Other ad solutions
Revenues:
Net revenues	4,068		4,165			7,009	6,994			14,717	15,248	12,055
Sales Discount
Revenues:
Sales discount	$ 300		$ 1,100			$ 500	$ 2,200			$ 4,200	$ 4,500	$ 2,600

[1]	For the three and six months ended June 30, 2023, net revenues have been retrospectively adjusted to reflect the restatement of previously reported 2023 revenue. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three and six months ended June 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.